Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026 [1]	Mar. 31, 2026
C000111026 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Aspiriant Risk-Managed Equity Allocation Fund (Advisor class/RMEAX)
Average Annual Return, Percent	11.94%	7.80%		8.29%
C000156767 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Aspiriant Risk-Managed Municipal Bond Fund (RMMBX)
Average Annual Return, Percent	3.78%	1.24%		2.51%
C000162347 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Aspiriant Defensive Allocation Fund (RMDFX)
Average Annual Return, Percent	17.99%	6.37%		5.47%
C000194824 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Aspiriant Risk-Managed Taxable Bond Fund (RMTBX)
Average Annual Return, Percent	5.54%	1.69%	2.59%
MSCI ACWI Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Average Annual Return, Percent	20.01%	9.49%		11.33%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.29%	0.84%		2.16%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.92%	1.70%
HFRI Fund of Funds Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRI Fund of Funds Composite Index
Average Annual Return, Percent	11.62%	4.88%		5.26%

[1]	Commenced operations as of the close of business on March 29, 2018.